Shareholders' Interest (Narrative) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Nov. 19, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted		$ 0.00	$ 0.00	$ 2.68
Shares vested that are subject to performance conditions that have not yet been determined probable to meet		600
Total share based compensation expense		$ 10,713	$ 16,715	$ 28,540
Tax benefit related to the share-based compensation expense		4,100	6,300	10,800
Unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions		22,400
Options granted vest based on market conditions		24,700
2008 Executive Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares issued in connection with the tax assistance program	1,500
Stock options granted under the Clear Channel 2008 Executive Incentive Plan	2,000
Replacement stock options	1,800
Incremental compensation expense	$ 1,700
Stock options repurchased	900
Restricted stock awards forfeited	600
Compensation expense recognized related to tax assistance program	$ 2,600
iHM [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested		$ 300	$ 6,300	$ 3,900
Restricted stock awards forfeited		125
CCOH [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted		$ 4.69	$ 4.10	$ 4.43
Fair value of options vested		$ 6,100	$ 7,100	$ 11,500
Cash received for options exercised		2,400	4,200	6,400
Total intrinsic value of the options exercised		$ 1,500	$ 5,000	$ 7,900
Restricted stock awards forfeited		628